Segments - Assets and Other Items (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Information
Number of business segments to which assets are assigned when ownership is shared between several segments | segment	1
Assets	$ 155,971	$ 152,186	$ 123,382
Interest expense	1,288	1,344	723
Business Segments
Segment Information
Assets	120,708	125,072	99,920
Depreciation/amortization of intangibles	4,415	4,392	4,063
Capital expenditures/investments in intangibles	2,906	2,501	3,610
Interest income	1,058	1,490	1,647
Interest expense	307	512	515
Business Segments | Cloud & Cognitive Software
Segment Information
Assets	58,752	58,342	28,502
Depreciation/amortization of intangibles	1,168	1,089	1,051
Capital expenditures/investments in intangibles	548	517	468
Business Segments | Global Business Services
Segment Information
Assets	10,290	10,136	8,443
Depreciation/amortization of intangibles	180	167	108
Capital expenditures/investments in intangibles	28	47	58
Business Segments | Global Technology Services
Segment Information
Assets	21,971	22,436	17,624
Depreciation/amortization of intangibles	2,605	2,601	2,359
Capital expenditures/investments in intangibles	2,039	1,575	2,569
Business Segments | Systems
Segment Information
Assets	4,620	4,590	4,030
Depreciation/amortization of intangibles	343	350	315
Capital expenditures/investments in intangibles	249	305	241
Business Segments | Global Financing
Segment Information
Assets	25,075	29,568	41,320
Depreciation/amortization of intangibles	119	186	229
Capital expenditures/investments in intangibles	41	57	274
Interest income	1,058	1,490	1,647
Interest expense	$ 307	$ 512	$ 515